UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

         Report for the Calendar Year or Quarter Ended December 31, 2005

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Elm Ridge Capital Management, LLC

Address:  3 West Main Street
          3rd Floor
          Irvington, NY 10533

13F File Number: 28-10075

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Christopher Conneely
Title:    Chief Financial Officer of the Funds
Phone:    (914) 250-1000

Signature, Place and Date of Signing:


/s/ Christopher Conneely               Irvington, NY         February 14, 2006
------------------------               -------------         -----------------

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  NONE

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:             3

Form 13F Information Table Entry Total:       63

Form 13F Information Table Value Total:      $1,709,654
                                             (in thousands)

List of Other Included Managers:

No.       Form 13F File Number     Name
---       --------------------     ----

(1)       28- 10555                 Elm Ridge Capital Partners, L.P.
(2)       28- 10557                 Elm Ridge Value Advisors, LLC
(3)       28- 10556                 Elm Ridge Value Partners Offshore Fund, Inc.
(4)       28- xxxx                  Elm Ridge Offshore Master Fund, Ltd.
--------------------------------------------------------------------------------

                                                     FORM 13F INFORMATION TABLE
                           TITLE OF                VALUE       SHRS OR  SH/  PUT/     INVSMT         OTHER      VOTING AUTHORITY
NAME OF ISSUER             CLASS       CUSIP      (X$1000)     PRN AMT  PRN  CALL     DSCRTN         MNGRS     SOLE     SHARED NONE
--------------             -----       -----      --------     -------  ---  ----     ------         -----     ----     ------ ----
ACCREDITED HOME
LENDRS HLDG                 COM        00437P107   31,711      639,600    SH         Shared-Defined   1,2,3,4     639,600
ALLTEL CORP                 COM        020039103   28,584      453,000    SH         Shared-Defined   1,2,3,4     453,000
BEA SYS INC                 COM        073325102   24,318    2,587,005    SH         Shared-Defined   1,2,3,4   2,587,005
BLOCKBUSTER INC             CL A       093679108   21,183    5,648,830    SH         Shared-Defined   1,2,3,4   5,648,830
BLOCKBUSTER INC             CL B       093679207    9,528    2,861,400    SH         Shared-Defined   1,2,3,4   2,861,400
BOWATER INC                 COM        102183100    2,206       71,800    SH         Shared-Defined   1,2,3,4      71,800
CSX CORP                    COM        126408103   18,617      366,700    SH         Shared-Defined   1,2,3,4     366,700
CSX CORP                    COM        126408103   15,231      300,000        CALL   Shared-Defined   1,2,3,4       3,000
CENVEO INC                  COM        15670S105   57,121    4,340,507    SH         Shared-Defined   1,2,3,4   4,340,507
CERNER CORP                 COM        156782104    5,455       60,000        PUT    Shared-Defined   1,2,3,4         600
CLEVELAND CLIFFS INC        COM        185896107   28,254      319,000    SH         Shared-Defined   1,2,3,4     319,000
COMCAST CORP NEW          CL A SPL     20030N200   52,603    2,047,600    SH         Shared-Defined   1,2,3,4   2,047,600
DEVON ENERGY CORP           COM        25179M103   10,514      168,116    SH         Shared-Defined   1,2,3,4     168,116
DEVON ENERGY CORP           COM        25179M103   21,264      340,000        CALL   Shared-Defined   1,2,3,4       3,400
DOLLAR THRIFTY AUTO-
MOTIVE GP                   COM        256743105   46,014    1,275,700    SH         Shared-Defined   1,2,3,4   1,275,700
DOW CHEM CO                 COM        260543103   43,820    1,000,000        CALL   Shared-Defined   1,2,3,4      10,000
EASTMAN KODAK CO            COM        277461109    9,360      400,000        PUT    Shared-Defined   1,2,3,4       4,000
ENTERASYS NETWORK INC     COM NEW      293637401   25,419    1,914,100    SH         Shared-Defined   1,2,3,4   1,914,100
ERICSSON LM TEL CO      ADR B SEK 10   294821608   24,080      700,000        PUT    Shared-Defined   1,2,3,4       7,000
FEDERAL HOME LN MTG
CORP                        COM        313400301   51,757      792,000    SH         Shared-Defined   1,2,3,4     792,000
FIDELITY NATL TITLE
GROUP IN                    CL A       31620R105    3,145      129,163    SH         Shared-Defined   1,2,3,4     129,163
FIDELITY NATL FINL
INC                         COM        316326107   22,405      609,000    SH         Shared-Defined   1,2,3,4     609,000
FIRST MARBLEHEAD CORP       COM        320771108    6,013      183,000    SH         Shared-Defined   1,2,3,4     183,000
GATEWAY INC                 COM        367626108   26,161   10,422,900    SH         Shared-Defined   1,2,3,4  10,422,900
GENERAL DYNAMICS CORP       COM        369550108   16,047      140,700    SH         Shared-Defined   1,2,3,4     140,700
HARLEY DAVIDSON INC         COM        412822108   24,200      470,000        PUT    Shared-Defined   1,2,3,4       4,700
HERCULES INC                COM        427056106   36,836    3,259,800    SH         Shared-Defined   1,2,3,4   3,259,800
INTL GAME TECHNOLOGY        COM        459902102   25,898      841,400    SH         Shared-Defined   1,2,3,4     841,400
JPMORGAN CHASE & CO         COM        46625H100   24,445      615,900    SH         Shared-Defined   1,2,3,4     615,900
KFX INC                     COM        48245L107   11,014      642,600        PUT    Shared-Defined   1,2,3,4       6,426
KELLWOOD CO                 COM        488044108   40,190    1,682,981    SH         Shared-Defined   1,2,3,4   1,682,981
LAFARGE NORTH AMERICA       COM        505862102    5,502      100,000        CALL   Shared-Defined   1,2,3,4       1,000
LAWSON SOFTWARE INC         COM        520780107   43,084    5,861,817    SH         Shared-Defined   1,2,3,4   5,861,817
LORAL SPACE &
COMMUNICATIONS L            COM        543881106   11,316      400,129    SH         Shared-Defined   1,2,3,4     400,129
LYONDELL CHEMICAL CO        COM        552078107   34,539    1,450,000        CALL   Shared-Defined   1,2,3,4      14,500
MARRIOTT INTL INC NEW       CL A       571903202   16,743      250,000        PUT    Shared-Defined   1,2,3,4       2,500
MICROSOFT CORP              COM        594918104   28,310    1,082,600    SH         Shared-Defined   1,2,3,4   1,082,600
MITTAL STEEL CO N V     NY REG SH CL   60684P101   23,945      909,400    SH         Shared-Defined   1,2,3,4     909,400
OCEANEERING INTL INC        COM        675232102   32,820      659,300    SH         Shared-Defined   1,2,3,4     659,300
OFFICEMAX INC DEL           COM        67622P101   39,141    1,543,400    SH         Shared-Defined   1,2,3,4   1,543,400
PAR PHARMACEUTICAL
COS INC                     COM        69888P106   50,956    1,625,900    SH         Shared-Defined   1,2,3,4   1,625,900
PARTNERS TR FINL
GROUP INC                   COM        70213F102   37,822    3,138,764    SH         Shared-Defined   1,2,3,4   3,138,764
PFIZER INC                  COM        717081103   66,781    2,863,700    SH         Shared-Defined   1,2,3,4   2,863,700
PFIZER INC                  COM        717081103    4,781      205,000        CALL   Shared-Defined   1,2,3,4       2,050
PFIZER INC                  COM        717081103   25,363    1,087,600        PUT    Shared-Defined   1,2,3,4      10,876
PULTE HOMES INC             COM        745867101   29,520      750,000        PUT    Shared-Defined   1,2,3,4       7,500
QUANTUM CORP                COM        747906204   30,887   10,126,775    SH         Shared-Defined   1,2,3,4  10,126,775
RESEARCH IN MOTION
LTD                         COM        760975102   23,104      350,000        PUT    Shared-Defined   1,2,3,4       3,500
SFBC INTL INC               COM        784121105    5,726      357,650    SH         Shared-Defined   1,2,3,4     357,650
SPDR TR                  UNIT SER 1    78462F103   62,255      500,000        CALL   Shared-Defined   1,2,3,4       5,000
SAPPI LTD               SPON ADR NEW   803069202   38,798    3,424,370    SH         Shared-Defined   1,2,3,4   3,424,370
SAXON CAP INC NEW           COM        80556T106    8,933      788,400    SH         Shared-Defined   1,2,3,4     788,400
SMURFIT-STONE
CONTAINER CORP              COM        832727101    7,085      500,000    SH         Shared-Defined   1,2,3,4     500,000
SYMANTEC CORP               COM        871503108   60,212    3,440,696    SH         Shared-Defined   1,2,3,4   3,440,696
TJX COS INC                 COM        872540109   32,652    1,405,600    SH         Shared-Defined   1,2,3,4   1,405,600
TEMPLE INLAND INC           COM        879868107   28,978      646,100    SH         Shared-Defined   1,2,3,4     646,100
TURBOCHEF TECHNOLOG-
IES INC                   COM NEW      900006206    4,847      337,500    SH         Shared-Defined   1,2,3,4     337,500
UMB FIN CORP                COM        902788108   24,241      379,300    SH         Shared-Defined   1,2,3,4     379,300
UNITED STATES STL
CORP NEW                    COM        912909108   57,116    1,188,179    SH         Shared-Defined   1,2,3,4   1,188,179
UNITED STATES STL
CORP NEW                    COM        912909108   16,224      337,500        CALL   Shared-Defined   1,2,3,4       3,375
WHIRLPOOL CORP              COM        963320106   33,504      400,000        CALL   Shared-Defined   1,2,3,4       4,000
WYETH                       COM        983024100   29,899      649,000    SH         Shared-Defined   1,2,3,4     649,000
PXRE GROUP LTD              COM        G73018106   31,179    2,405,800    SH         Shared-Defined   1,2,3,4   2,405,800

SK 03563 0001 643162